Segment information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Information
Schedule of segment information

Description	Brazilian retail			Discontinued operations			Other Businesses			Total
	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020
					Note 2	Note 2					Note 2	Note 2

Net operating revenue	17,250	16,228	16,747	-	-	-	71	70	49	17,321	16,298	16,796
Gross profit	4,228	4,297	4,835	-	-	-	74	59	22	4,302	4,356	4,857
Depreciation and amortization	(911)	(797)	(766)	-	-	-	(20)	(13)	(6)	(931)	(810)	(772)
Operating income	(311)	207	1,029	-	-	-	(49)	(96)	(137)	(360)	111	892
Net financial expenses	(747)	(620)	(332)	-	-	-	(3)	(3)	(2)	(750)	(623)	(334)
Share of profit of associates	44	47	118	-	-	-	(249)	(105)	(47)	(205)	(58)	71
Profit(loss) before income tax and social contribution	(1,014)	(366)	815	-	-	-	(301)	(204)	(186)	(1,315)	(570)	629
Income tax and social contribution	456	718	(325)	-	-	-	(2)	7	7	454	725	(318)
Net income (loss) for continuing operations	(558)	352	490	-	-	-	(303)	(197)	(179)	(861)	155	311
Net income (loss) for discontinued operations	864	273	784	(7)	532	1,231	-	-	-	857	805	2,015
Net income (loss) of year end	306	625	1,274	(7)	532	1,231	(303)	(197)	(179)	(4)	960	2,326

Current assets	7,632	9,898	9,531	20,809	7,871	8,015	118	103	95	28,559	17,872	17,641
Non-current assets	15,203	13,796	16,672	-	17,694	18,930	77	81	52	15,280	31,571	35,654
Current liabilities	6,314	7,528	8,573	11,260	8,853	9,729	173	169	181	17,747	16,550	18,483
Non-current liabilities	12,358	12,470	14,390	-	4,040	3,620	1	3	(5)	12,359	16,513	18,005
Shareholders' equity	4,163	3,696	3,240	9,549	12,672	13,596	21	12	(29)	13,733	16,380	16,807

Schedule of revenues

	2022	2021	2020

Pão de Açúcar	7,629	7,079	7,221
Extra / Compre Bem	5,339	4,580	4,434
Proximity	2,476	2,082	1,678
Gas stations / Delivery	1,806	2,487	3,414
Other businesses	71	70	49
Total net operating revenue	17,321	16,298	16,796